Investment Strategy	Feb. 19, 2025
NestYield Total Return Guard ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the third paragraph of the section entitled “Equity Strategy – Nest Egg / ZEGA” in each Fund’s summary section of the Prospectus and in each Fund’s Summary Prospectus, is amended and restated in its entirety to read as follows:
Strategy Narrative [Text Block]

Nest Egg then conducts a qualitative analysis of these 25 companies to identify, in its view, the best investment opportunities. This qualitative analysis considers various factors such as a company’s overall business model, its competitive and economic advantages versus industry peers, its industry positioning, its innovation and research and development, its brand strength and reputation, and its management team. Based on this qualitative evaluation, certain companies may be removed from consideration. As a result, Nest Egg typically selects between 10 and 25 companies for inclusion in the Fund’s Equity Strategy portfolio. Nest Egg reallocates this portfolio quarterly, with each company receiving an allocation based on its investment conviction. However, the portfolio is consistently monitored, and companies can be added, removed, or replaced at any time.

The Fund’s allocation is determined through a proprietary methodology that emphasizes earnings growth as a key factor. The portfolio management team employs a dynamic approach, incorporating various financial and market-based metrics to evaluate companies' earnings potential. While earnings growth serves as a primary input, other qualitative and quantitative factors also influence the weighting of individual holdings. To reflect the highest conviction investments, companies that demonstrate the strongest combination of earnings growth and fundamental strength may receive the largest allocations. This strategy allows the management team to adjust allocations as market conditions evolve, ensuring the Fund remains aligned with its investment objective while capitalizing on emerging opportunities.

NestYield Dynamic Income Shield ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the third paragraph of the section entitled “Equity Strategy – Nest Egg / ZEGA” in each Fund’s summary section of the Prospectus and in each Fund’s Summary Prospectus, is amended and restated in its entirety to read as follows:
Strategy Narrative [Text Block]

Nest Egg then conducts a qualitative analysis of these 25 companies to identify, in its view, the best investment opportunities. This qualitative analysis considers various factors such as a company’s overall business model, its competitive and economic advantages versus industry peers, its industry positioning, its innovation and research and development, its brand strength and reputation, and its management team. Based on this qualitative evaluation, certain companies may be removed from consideration. As a result, Nest Egg typically selects between 10 and 25 companies for inclusion in the Fund’s Equity Strategy portfolio. Nest Egg reallocates this portfolio quarterly, with each company receiving an allocation based on its investment conviction. However, the portfolio is consistently monitored, and companies can be added, removed, or replaced at any time.

The Fund’s allocation is determined through a proprietary methodology that emphasizes earnings growth as a key factor. The portfolio management team employs a dynamic approach, incorporating various financial and market-based metrics to evaluate companies' earnings potential. While earnings growth serves as a primary input, other qualitative and quantitative factors also influence the weighting of individual holdings. To reflect the highest conviction investments, companies that demonstrate the strongest combination of earnings growth and fundamental strength may receive the largest allocations. This strategy allows the management team to adjust allocations as market conditions evolve, ensuring the Fund remains aligned with its investment objective while capitalizing on emerging opportunities.

NestYield Visionary ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the third paragraph of the section entitled “Equity Strategy – Nest Egg / ZEGA” in each Fund’s summary section of the Prospectus and in each Fund’s Summary Prospectus, is amended and restated in its entirety to read as follows:
Strategy Narrative [Text Block]

Nest Egg then conducts a qualitative analysis of these 25 companies to identify, in its view, the best investment opportunities. This qualitative analysis considers various factors such as a company’s overall business model, its competitive and economic advantages versus industry peers, its industry positioning, its innovation and research and development, its brand strength and reputation, and its management team. Based on this qualitative evaluation, certain companies may be removed from consideration. As a result, Nest Egg typically selects between 10 and 25 companies for inclusion in the Fund’s Equity Strategy portfolio. Nest Egg reallocates this portfolio quarterly, with each company receiving an allocation based on its investment conviction. However, the portfolio is consistently monitored, and companies can be added, removed, or replaced at any time.

The Fund’s allocation is determined through a proprietary methodology that emphasizes earnings growth as a key factor. The portfolio management team employs a dynamic approach, incorporating various financial and market-based metrics to evaluate companies' earnings potential. While earnings growth serves as a primary input, other qualitative and quantitative factors also influence the weighting of individual holdings. To reflect the highest conviction investments, companies that demonstrate the strongest combination of earnings growth and fundamental strength may receive the largest allocations. This strategy allows the management team to adjust allocations as market conditions evolve, ensuring the Fund remains aligned with its investment objective while capitalizing on emerging opportunities.